Note Payable with Related Party (Details) - Convertible Note [Member] - USD ($) $ in Millions	1 Months Ended	11 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Note Payable with Related Party [Line Items]
Interest expense		$ 1.5
Pre-Merger Oruka [Member]
Note Payable with Related Party [Line Items]
Initial principal amount	$ 25.0
Interest rate, percentage	12.00%
Maturity date	Dec. 31, 2025
Debt issuance costs		0.1
Unpaid accrued interest		$ 1.5
Pre-Merger Oruka [Member] | Fairmount Healthcare Fund II, L.P. [Member]
Note Payable with Related Party [Line Items]
Initial principal amount	$ 25.0
Aggregate proceeds	$ 25.0
Common Stock [Member]
Note Payable with Related Party [Line Items]
Converted shares (in Shares)		2,722,207